Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Cash flow from operating activities:
Net loss	$ (79,837)	$ (53,068)	$ (6,282)	$ (103,679)	$ (50,577)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, depletion, amortization and accretion	27,358	20,789	95,211	75,927	72,179
Net interest expense	(982)	(850)	252	3,256	3,266
Share-based compensation expense	15,217	566	2,235	2,315	2,533
Deferred income tax benefit		(525)	(5,927)	(4,408)	(3,468)
Net gain on asset disposals	(1,834)	(48)	6,500	12,419	2,564
Goodwill impairment				68,202
Loss on debt financings	688			2,989	9,469
Other	780	558	(957)	(1,098)	(874)
Decrease (increase) in operating assets, net of acquisitions:
Accounts receivable, net	30,309	16,989	(10,366)	9,884	5,201
Inventories	(21,413)	(13,377)	(3,735)	499	(1,726)
Costs and estimated earnings in excess of billings	(1,662)	(839)	1,359	196	6,931
Other current assets	(303)	9	(3,997)	(453)	3,494
Other assets	755	3,202	4,767	(1,708)	1,189
(Decrease) increase in operating liabilities, net of acquisitions:
Accounts payable	(10,045)	(10,239)	(6,455)	4,067	(6,076)
Accrued expenses	(20,669)	(9,620)	13,162	(742)	17,175
Billings in excess of costs and estimated earnings	(649)	(2,728)	(305)	1,998	2,589
Other liabilities	(203)	(2,044)	(6,373)	(3,252)	(1,590)
Net cash used in operating activities	(61,508)	(50,375)	79,089	66,412	62,279
Cash flow from investing activities:
Acquisitions, net of cash acquired		(182,514)	(397,854)	(61,601)	(48,757)
Purchases of property, plant and equipment	(17,708)	(19,941)	(76,162)	(65,999)	(45,488)
Proceeds from the sale of property, plant and equipment	2,741	2,202	13,366	16,085	8,836
Other	(276)	7	(630)		69
Net cash used for investing activities	(15,243)	(200,246)	(461,280)	(111,515)	(85,340)
Cash flow from financing activities:
Capital contributions by partners	397,975	24,350	27,617
Capital issuance costs	(8,931)
Proceeds from debt issuances	104,000	306,750	762,250	234,681	726,442
Payments on debt	(106,441)	(54,314)	(389,270)	(188,424)	(697,438)
Payments on acquisition-related liabilities	(4,032)	(638)	(10,935)	(9,801)	(7,519)
Debt issuance costs	(4,055)	(6,309)	(9,085)	(3,864)	(13,081)
Other			(88)	(3)	(702)
Net cash provided by (used for) financing activities	378,516	269,839	380,489	32,589	7,702
Net increase in cash	301,765	19,218	(1,702)	(12,514)	(15,359)
Cash - Beginning of period	13,215	14,917	14,917	27,431	42,790
Cash - end of period	$ 314,980	$ 34,135	$ 13,215	$ 14,917	$ 27,431